Annual Total Returns - VIPBalancedPortfolio-InitialServiceService2PRO - VIPBalancedPortfolio-InitialServiceService2PRO - VIP Balanced Portfolio - VIP Balanced Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	19.66%
Annual Return 2014	10.26%
Annual Return 2015	0.59%
Annual Return 2016	7.26%
Annual Return 2017	16.43%
Annual Return 2018	(4.22%)
Annual Return 2019	24.51%
Annual Return 2020	22.39%
Annual Return 2021	18.26%
Annual Return 2022	(17.94%)